Basis of presentation and consolidation - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding (in shares)		733,727,803	733,727,803	717,490,830	708,340,434
Number of shares repurchased and held in treasury			254,315
Shares repurchased and held in treasury, amount			$ 1,050
Shareholder agreement, put right exercisable, threshold period		5 years
Curaleaf, Inc.
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding (in shares)				100
Treasury shares
Schedule of Equity Method Investments [Line Items]
Shares repurchased and held in treasury, amount		$ 1,100	$ 1,050
Common Class B | Curaleaf, Inc.
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding (in shares)		999	999
Common stock, shares issued (in shares)		999	999
SVS | Common shares
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding (in shares)	[1]	639,757,098	639,757,098	623,520,125	614,369,729
Number of shares repurchased and held in treasury		254,315	254,315 [1]
Common Class A | Curaleaf, Inc. | Investor
Schedule of Equity Method Investments [Line Items]
Common stock, shares issued (in shares)		1	1
Curaleaf, Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		0.00%	0.00%	100.00%
Curaleaf, Inc. | Common Class B
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		99.90%	99.90%
Curaleaf, Inc. | Common Class A | Investor
Schedule of Equity Method Investments [Line Items]
Percentage of ownership		100.00%	100.00%

[1]	*as defined herein